INCOME TAXES (Details 4) (USD $)	0 Months Ended	12 Months Ended
	Aug. 03, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Tax rate (as a percent)		25.00%	25.00%	25.00%
Aggregate undistributed earnings		550,518	2,332,802
PRC
Income taxes
Tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Withholding tax rate on dividends distributed to non-resident entities (as a percent)		10.00%
PRC | Group's subsidiary located in the PRC
Income taxes
Tax rate (as a percent)	25.00%
Aggregate undistributed earnings		39,476,170
Provision for Chinese dividend withholding taxes		0	0